Related party transactions - Financing (Details) - EUR (€) € in Thousands	Nov. 28, 2013	Aug. 19, 2009	Mar. 31, 2020	Dec. 31, 2019
Fresenius SE | Short-term financing
Balances
Accounts receivable			€ 39,538	€ 71,078
Accounts payable			€ 0	€ 38,050
Fresenius SE | Loans
Transactions
Interest rate on borrowings (as a percent)			0.93%	0.93%
Outstanding borrowings			€ 517,600	€ 18,865
General Partner | Unsecured debt - originated in 2009
Transactions
Proceeds from short-term debt from related parties		€ 1,500
Interest rate on borrowings (as a percent)		1.335%	0.93%
General Partner | Unsecured debt - originated in 2013
Transactions
Proceeds from short-term debt from related parties	€ 1,500
Interest rate on borrowings (as a percent)	1.875%		0.93%
Subsidiary of Fresenius SE | Bonds
Transactions
Interest rate on borrowings (as a percent)			5.25%	5.25%
Outstanding borrowings			€ 1,000	€ 1,000